Organization and Business Operations - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended	12 Months Ended
	Dec. 22, 2019	Dec. 16, 2019	Jun. 30, 2020	Dec. 31, 2017	Dec. 31, 2019	May 10, 2019
Debt Conversion, Converted Instrument, Shares Issued				160,928,000
Class A common stock | Convertible Notes Payable [Member]
Debt Conversion, Converted Instrument, Shares Issued			11,254,000
Diamond eagle acquisition
Share Price					$ 10.00	$ 12.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					6,333,334
Diamond eagle acquisition | Convertible Notes Payable [Member]
Debt Instrument, Face Amount		$ 109.2
Debt Conversion, Converted Instrument, Shares Issued		11,254,479
Diamond eagle acquisition | P I P E Investment [Member]
Stock Issued During Period, Shares, New Issues	30,471,352
Share Price	$ 10.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,000,000